ASML Holding NV ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
ADR
:
American Depositary Receipt
Shares Value
Common Stocks
— 96.9%
Information Technology — 96.9%
ASML Holding NV, ADR
(Cost $2,080,494) ........................................................................................................ 1,987 $ 2,624,490
Short-Term Investment
— 3.6%
Money Market Funds — 3.6%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $97,145) ........................................................................................................... 97,145 97,145
Total Investments — 100.5%
(Cost $2,177,639) 2,721,635
Liabilities in excess of Other Assets,
Net — (0.5)% (12,718)
Net Assets — 100% $ 2,708,917
_______________
(a) Reflects the 7-day yield at March 31, 2026.
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 USD 2,600,661 EUR 2,257,093 $ — $ (23)
CIBC 04/01/26 EUR 2,257,093 USD 2,588,008 — (12,629)
CIBC 04/02/26 EUR 2,162,386 USD 2,491,619 103 —
Total Unrealized Appreciation/(Depreciation) $ 103
$ (12,652)
*
The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro